UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2009
                                                ------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -------

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Arrowgrass Capital Partners (US) LP
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Address:  245 Park Avenue
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          New York, New York 10167
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Form 13F File Number:  028-13317
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sean Flynn
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Title:     Director of the General Partner
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Phone:      +1 (345) 949-9900
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Signature, Place, and Date of Signing:

     /s/ Sean Flynn            Cayman Islands              May 11, 2009
------------------------   -----------------------  -------------------------
      [Signature]              [City/State]                  [Date}


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Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:        31
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Form 13F Information Table Value Total:        $144,806
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                                                (thousands)


List of Other Included Managers:  None


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                                                 Form 13F Information Table

       COLUMN 1                 Column 2       Column 3    Column 4         Column 5    Column 6  Column 7           Column 8
----------------------------- ---------------  ----------- -------- ------------------ ---------- --------  ------------------------
                                                             VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING  AUTHORITY
     NAME OF ISSUER           TITLE OF CLASS     CUSIP     (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE     SHARED  NONE
----------------------------- ---------------  ----------- -------- --------- --- ---- ---------- --------  --------  -------- -----
2020 CHINACAP ACQUIRCO INC          COM         90212G109      240    31,700   SH         SOLE               31,700
ASIA SPECIAL SIT ACQST CORP         SHS         G0538M105      465    49,500   SH         SOLE               49,500
ATLAS ACQUISITION HLDGS CORP        COM         049162100    3,300   350,300   SH         SOLE              350,300
BANK OF AMERICA CORPORATION         COM         060505104    2,226   326,401   SH         SOLE              326,401
BANK OF AMERICA CORPORATION         COM         060505104    2,226   326,400   SH  PUT    SOLE              326,400
BPW ACQUISITION CORP                COM         055637102    1,802   192,500   SH         SOLE              192,500
BRANDYWINE OPER PARTNERSHIP   NOTE 3.875%10/1   105340AH6      362     5,000  PRN         SOLE                5,000
CAPITOL ACQUISITION CORP DEL        COM         14055E104    3,911   412,500   SH         SOLE              412,500
DEVELOPERS DIVERSIFIED RLTY   NOTE 3.000% 3/1   251591AS2    1,069    37,500  PRN         SOLE               37,500
ENTERPRISE ACQUISITION CORP         COM         29365R108      264    27,600   SH         SOLE               27,600
GENERAL MTRS CORP              DEB SR CONV B    370442733      346   462,600  PRN         SOLE              462,600
GENERAL MTRS CORP             SENIOR DEBEN D    370442691      221   166,400  PRN         SOLE              166,400
GHL ACQUISITION CORP                COM         36172H108    5,973   637,500   SH         SOLE              637,500
GLOBAL BRANDS ACQUISITION CO        COM         378982102    2,497   262,304   SH         SOLE              262,304
GLOBAL CONSUMER ACQST CORP          COM         378983100      186    19,650   SH         SOLE               19,650
HICKS ACQUISITION CO I INC          COM         429086309    3,886   412,500   SH         SOLE              412,500
IDEATION ACQUISITION CORP           COM         451665103    1,122   149,800   SH         SOLE              149,800
MBF HEALTHCARE ACQUISITION C        COM         552650103    3,068   375,000   SH         SOLE              375,000
MEDIA & ENTMT HOLDINGS INC          COM         58439W108    3,499   448,067   SH         SOLE              448,067
NRDC ACQUISITION CORP               COM         62941R102    3,939   412,500   SH         SOLE              412,500
OVERTURE ACQUISITION CORP           SHS         G6830P100      237    25,100   SH         SOLE               25,100
PG&E CORP                     NOTE 9.500% 6/3   69331CAD0   66,260    26,156  PRN         SOLE               26,156
SANTA MONICA MEDIA CORP             COM         802501106    6,368   800,000   SH         SOLE              800,000
SAPPHIRE INDUSTRIALS CORP           COM         80306T109    3,931   412,500   SH         SOLE              412,500
SPORTS PPTYS ACQUISITION COR        COM         84920F107    3,898   412,500   SH         SOLE              412,500
STONELEIGH PARTNERS ACQUS CO        COM         861923100    2,769   350,000   SH         SOLE              350,000
TEVA PHARMACEUTICAL FIN II L  DBCV 0.500% 2/0   88164RAA5    6,046     5,000  PRN         SOLE                5,000
TRIAN ACQUISITION I CORP            COM         89582E108    3,840   412,500   SH         SOLE              412,500
TRIPLECROWN ACQUISITION CORP        COM         89677G109    3,479   371,300   SH         SOLE              371,300
UNITED REFINING ENERGY CORP         COM         911360105      315    32,900   SH         SOLE               32,900
VICTORY ACQUISITION CORP            COM         92644D100    7,061   713,200   SH         SOLE              713,200

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